Other Intangible Assets, net	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, net
NOTE 12	Other Intangible Assets, net

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet, an Atlanta-based merchant acquirer, for $42 million in cash. The Company allocated approximately $11.7 million to other intangible assets as part of the purchase price allocation to customer relationships, channel relationships and covenant-not-to-compete. Refer to Note 24 for more information on TermNet.

In April 2010, TSYS acquired 51% ownership in TMS. TSYS acquired the remaining 49% interest in January 2011. The Company allocated approximately $80.5 million to other intangible assets as part of the purchase price allocation to customer relationships, trade name and trade association. Refer to Note 24 for more information on TMS.

Significant components of other intangible assets at December 31 are summarized as follows:

	2011
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$106,312	(34,899)	$71,413
Trade association	10,000	(1,750)	8,250
Trade name	2,024	(2,024)	—
Channel relationships	1,600	(107)	1,493
Covenants-not-to-compete	1,140	(1,046)	94

Total	$121,076	(39,826)	$81,250

	2010
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$93,727	(22,859)	$70,868
Trade association	10,000	(750)	9,250
Trade name	6,031	(3,031)	3,000
Covenants-not-to-compete	1,000	(1,000)	—

Total	$110,758	(27,640)	$83,118

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was $13.2 million, $11.2 million and $3.4 million for 2011, 2010 and 2009, respectively.

The weighted average useful life for each component of other intangible assets, and in total, at December 31, 2011 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	10.0
Trade association	10.0
Customer relationships	7.9
Trade name	2.8
Covenant-not-to-compete	2.7

Total	8.0

Estimated future amortization expense on other intangible assets as of December 31, 2011 for the next five years is:

(in thousands)
2012	$14,145
2013	12,848
2014	12,575
2015	11,896
2016	11,766